Statements Of Financial Condition (Parenthetical) - USD ($)	Sep. 30, 2020	Dec. 31, 2019
Investments in U.S. Treasury notes - amortized cost	$ 12,790,578	$ 20,608,824
Cash denominated in foreign currencies, cost	4,504,489	8,462,150
INVESTMENTS IN U.S. TREASURY NOTES - amortized cost	$ 87,120,243	$ 117,144,589
Managing Owner Interest [Member]
Units outstanding	2,608.088	3,477.855
Series 1 Unitholders [Member]
Units outstanding	75,411.118	88,422.039
Series 3 Unitholders [Member]
Units outstanding	15,287.150	19,430.353
Series 4 Unitholders [Member]
Units outstanding	3,980.250	4,104.713
Series 5 Unitholders [Member]
Units outstanding	3,279.493	2,759.746